Additional information: Condensed statements of cash flows of the parent company (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional information: condensed financial statements of the Company
Net cash used in operating activities	¥ 79,669	¥ 74,286	¥ (75,126)
Net cash used in investing activities	(30,317)	(52,246)	3,111
Net cash generated from financing activities	(68,550)	29,062	45,552
Net (decrease)/increase in cash and cash equivalents	(19,198)	51,102	(26,463)
Cash and cash equivalents at beginning of the year	62,336
Cash and cash equivalents at end of the year	42,836	62,336
Parent company
Additional information: condensed financial statements of the Company
Net cash used in operating activities	(1,987)	(170,915)	(88,987)
Net cash generated from financing activities	2,034	170,883	94,153
Net (decrease)/increase in cash and cash equivalents	47	(32)	(5,166)
Cash and cash equivalents at beginning of the year	52	84	5,250
Cash and cash equivalents at end of the year	¥ 99	¥ 52	¥ 84